EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Employee Stock Option [Member]
Schedule of stock option activities

Employee stock option activities for the year ended December 31, 2017 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	—	$—
Granted	2,110,000	0.54
Exercised	—	—
Outstanding at December 31, 2017	2,110,000	0.54
Options exercisable at December 31, 2017	681,111	$0.59
Options expected to vest	1,428,889	$0.51

Non Employee Stock Option [Member]
Schedule of stock option activities

Non-employee stock option activities for the year ended December 31, 2017 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	—	$—
Granted	180,000	1.00
Exercised	—	—
Outstanding at December 31, 2017	180,000	1.00
Options exercisable at December 31, 2017	—	$—
Options expected to vest	180,000	$1.00